Schedule of Investments (unaudited)
January 31, 2026
iShares® Ultra Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust, 4.30%, 07/15/30	$11,400	$11,536,802
BA Credit Card Trust, 4.31%, 05/15/30	22,264	22,513,335
BMW Vehicle Lease Trust
3.94%, 11/26/27	24,144	24,153,793
4.01%, 11/26/27, (30-day Avg SOFR + 0.31%)(a)	17,713	17,715,234
4.43%, 09/27/27	20,005	20,066,719
BMW Vehicle Owner Trust, 4.00%, 10/25/27, (30-day Avg SOFR + 0.30%)(a)	5,652	5,652,128
CNH Equipment Trust
3.82%, 06/15/29	33,071	33,068,540
4.04%, 08/15/28, (30-day Avg SOFR + 0.33%)(a)	11,908	11,906,287
4.11%, 10/15/27, (30-day Avg SOFR + 0.40%)(a)	430	430,149
5.42%, 10/15/27	492	492,622
CNH Equipment Trust 2025-B
4.04%, 11/15/28	9,206	9,207,683
4.37%, 11/15/28	7,306	7,328,703
Ford Credit Auto Lease Trust
3.83%, 08/15/28	12,107	12,113,948
4.12%, 08/15/27, (30-day Avg SOFR + 0.41%)(a)	4,717	4,717,516
4.37%, 03/15/28	20,430	20,478,894
5.18%, 02/15/27	91	90,997
Ford Credit Auto Owner Trust
3.99%, 09/15/28	11,753	11,768,592
4.07%, 09/15/28, (30-day Avg SOFR + 0.36%)(a)	11,173	11,176,725
4.12%, 12/15/27, (30-day Avg SOFR + 0.41%)(a)	9,171	9,178,087
4.59%, 10/15/27	5,693	5,703,690
5.40%, 04/15/27	739	740,148
Honda Auto Receivables Owner Trust
4.04%, 06/15/28	11,396	11,424,893
4.09%, 06/15/28, (30-day Avg SOFR + 0.38%)(a)	12,280	12,297,926
4.19%, 01/18/28, (30-day Avg SOFR + 0.48%)(a)	12,320	12,332,122
4.30%, 01/18/28	21,523	21,566,476
4.56%, 03/15/27	1,372	1,373,395
Hyundai Auto Lease Securitization Trust
0.00%, 05/15/28, (30-day Avg SOFR + 0.36%)(a)(b)	12,530	12,531,368
3.85%, 05/15/28(b)	26,825	26,837,503
4.41%, 09/15/27, (30-day Avg SOFR + 0.70%)(a)(b)	3,516	3,522,323
4.58%, 09/15/27(b)	7,956	7,987,174
4.60%, 06/15/27(b)	12,833	12,863,779
Hyundai Auto Lease Securitization Trust 2025-C, 4.37%, 01/18/28(b)	6,294	6,315,582
Hyundai Auto Receivables Trust
3.97%, 07/17/28	15,061	15,076,725
4.03%, 11/15/28	13,291	13,318,142
4.05%, 12/15/27, (30-day Avg SOFR + 0.34%)(a)	8,515	8,518,783
4.08%, 06/15/27, (30-day Avg SOFR + 0.37%)(a)	1,127	1,126,618
4.09%, 11/15/28, (30-day Avg SOFR + 0.38%)(a)	14,638	14,648,318
4.33%, 12/15/27	8,646	8,659,123
4.45%, 08/15/28	31,570	31,661,013
4.53%, 09/15/27	4,569	4,574,900
Nissan Auto Lease Trust, 4.60%, 11/15/27	15,341	15,391,398
Nissan Auto Lease Trust 2025-B, 4.44%, 03/15/28	20,070	20,150,782
Nissan Auto Receivables Owner Trust
4.00%, 07/17/28	14,126	14,151,952
4.09%, 07/17/28, (30-day Avg SOFR + 0.38%)(a)	8,921	8,928,372
4.50%, 02/15/28	28,476	28,559,474
4.51%, 06/15/27	3,228	3,231,254
Security	Par (000)	Value
Porsche Financial Auto Securitization Trust, 4.45%, 01/24/28(b)	$167	$167,305
Porsche Innovative Lease Owner Trust, 4.60%, 12/20/27(b)	15,705	15,756,904
Toyota Auto Receivables Owner Trust
3.80%, 12/15/28	24,379	24,388,252
3.89%, 08/15/28	13,308	13,320,919
4.03%, 08/15/28, (30-day Avg SOFR + 0.32%)(a)	9,445	9,449,588
4.03%, 12/15/28, (30-day Avg SOFR + 0.33%)(a)	7,734	7,735,487
4.11%, 03/15/30	40,402	40,651,426
4.25%, 03/15/28, (30-day Avg SOFR + 0.54%)(a)	10,708	10,718,734
4.55%, 08/16/27	1,646	1,647,889
Toyota Lease Owner Trust
3.91%, 05/22/28(b)	13,370	13,390,173
4.04%, 05/22/28, (30-day Avg SOFR + 0.34%)(a)(b)	4,531	4,533,259
USAA Auto Owner Trust, 3.98%, 03/15/28(b)	10,735	10,741,684
Volkswagen Auto Lease Trust
3.97%, 04/20/28	7,189	7,196,779
4.07%, 04/20/28, (30-day Avg SOFR + 0.37%)(a)	6,524	6,530,500
Total Asset-Backed Securities — 10.5% (Cost: $721,705,178)		723,318,886
Certificates of Deposit
Banco Santander SA
3.78%, 10/05/26	36,800	36,802,289
3.89%, 03/05/26, (1-day SOFR + 0.25%)(a)	35,500	35,504,643
4.15%, 06/04/26	35,210	35,246,661
4.15%, 08/13/26	13,060	13,082,078
4.44%, 05/26/26	12,250	12,271,317
Bank of America N.A
3.79%, 08/24/26	17,930	17,928,680
4.00%, 10/02/26(a)	22,820	22,821,219
4.06%, 05/06/26(a)	6,300	6,304,700
Bank of Montreal
4.05%, 08/25/26, (1-day SOFR + 0.40%)(a)	22,070	22,089,398
4.12%, 05/20/26, (1-day SOFR + 0.24%)(a)	25,000	25,022,296
Barclays Bank PLC/New York
3.97%, 08/10/26, (1-day SOFR + 0.33%)(a)	21,500	21,504,048
4.08%, 04/21/26, (1-day SOFR + 0.44%)(a)	15,000	15,009,747
BNP Paribas SA, 4.55%, 02/19/26	20,000	20,007,800
BNP Paribas/New York, 3.80%, 07/13/26	4,500	4,500,164
Canadian Imperial Bank of Commerce
3.75%, 02/05/27	47,990	47,971,106
3.80%, 01/11/27	21,500	21,500,729
3.95%, 02/09/26, (1-day SOFR + 0.30%)(a)	28,500	28,501,827
4.12%, 05/21/26, (1-day SOFR + 0.47%)(a)	5,000	5,005,109
Citibank N.A., 4.03%, 03/27/26, (1-day SOFR + 0.39%)(a)	22,820	22,830,659
Cooperatieve Rabobank UA/New York, 3.80%, 11/16/26	60,020	60,044,356
Credit Agricole Corporate and Investment Bank/New York
4.18%, 05/26/26	18,620	18,643,597
4.40%, 07/31/26	30,000	30,079,788
Credit Industriel et Commercial/New York, 4.44%, 05/12/26	28,500	28,542,439
Deutsche Bank AG/New York NY
3.88%, 12/17/26	7,930	7,930,651
3.93%, 12/08/26	14,630	14,637,562
4.06%, 02/05/27, (1-day SOFR + 0.41%)(a)	17,000	17,004,405

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Ultra Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
4.31%, 04/23/26, (1-day SOFR + 0.33%)(a)	$19,000	$19,006,350
4.40%, 07/17/26	22,030	22,082,330
Goldman Sachs Bank USA/New York, 3.98%, 05/13/26	11,500	11,505,293
Intesa Sanpaolo SpA, 4.05%, 05/14/26	17,000	17,006,749
KEB Hana Bank, 4.59%, 03/05/26	20,190	20,202,183
Korea Development Bank (The), 4.40%, 03/02/26	22,750	22,761,623
Lloyds Bank, 4.41%, 05/15/26	25,705	25,745,473
Mitsubishi UFJ Trust & Banking Corp./New York, 3.96%, 03/03/26, (1-day SOFR + 0.31%)(a)	25,000	25,004,743
Mizuho Bank Ltd.
3.98%, 02/18/26, (1-day SOFR + 0.34%)(a)	21,000	21,002,816
4.29%, 03/11/26, (1-day SOFR + 0.32%)(a)	39,160	39,168,615
MUFG Bank Ltd.
3.90%, 07/15/26	8,690	8,692,180
4.46%, 02/27/26	15,000	15,008,318
National Bank of Kuwait/New York NY, 4.05%, 01/25/27	34,085	34,098,378
Natixis SA/New York NY
4.38%, 07/16/26	17,000	17,037,545
4.43%, 05/13/26	35,970	36,022,624
Nordea Bank Abp/New York, 3.90%, 03/17/26, (1-day SOFR + 0.25%)(a)	12,910	12,913,251
Royal Bank of Canada, 3.74%, 10/05/26	27,690	27,690,969
Standard Chartered Bank/New York
4.07%, 02/05/27, (1-day SOFR + 0.42%)(a)	19,600	19,603,241
4.60%, 02/11/26	25,270	25,276,355
State Street Bank & Trust Co., 3.89%, 05/27/26, (1-day SOFR + 0.25%)(a)	31,000	31,007,496
Sumitomo Mitsui Banking Corp.
3.88%, 04/15/26, (1-day SOFR + 0.23%)(a)	20,250	20,254,670
4.45%, 03/10/26	11,650	11,656,684
Sumitomo Mitsui Financial Group, Inc., 4.43%, 03/04/26	33,620	33,636,440
Svenska Handelsbanken AB, 3.82%, 09/15/26	51,100	51,119,735
Svenska Handelsbanken/New York
4.02%, 04/30/26, (1-day SOFR + 0.38%)(a)	8,020	8,025,368
4.04%, 04/22/26, (1-day SOFR + 0.40%)(a)	19,250	19,261,852
Toronto-Dominion Bank/New York
4.04%, 09/04/26, (1-day SOFR + 0.40%)(a)	29,200	29,228,641
4.04%, 12/31/26, (1-day SOFR + 0.40%)(a)	10,500	10,508,206
4.09%, 05/04/26, (1-day SOFR + 0.45%)(a)	7,720	7,725,634
4.54%, 03/04/26	8,320	8,324,673
Total Certificates of Deposit — 18.0% (Cost: $1,240,630,000)		1,241,365,703
Commercial Paper
American Honda Finance Corp., 3.88%, 03/09/26	21,000	20,914,377
Anheuser-Busch InBev Worldwide, Inc., 3.89%, 05/04/26	11,830	11,711,025
ANZ New Zealand International Ltd.
3.65%, 05/11/26(b)	17,500	17,322,604
3.68%, 02/17/26(b)	26,940	26,890,576
3.76%, 06/04/26(b)	32,390	31,972,192
Bank of Montreal, 3.74%, 06/15/26	15,000	14,790,900
Bank of New Zealand, 3.73%, 08/12/26	14,000	13,724,225
Bank of Nova Scotia (The), 3.78%, 03/03/26(b)	30,000	29,899,560
BofA Securities, Inc., 3.80%, 06/05/26	35,130	34,668,919
BPCE SA, 3.72%, 03/03/26(b)	19,110	19,046,956
Security	Par (000)	Value
Britannia Funding Co. LLC, 4.01%, 07/30/26, (1-day SOFR + 0.34%)(a)(b)	$6,730	$6,730,203
Brookfield BRP Holdings Canada, Inc., 3.88%, 03/06/26	2,180	2,171,808
Brookfield Corporate Treasury Ltd., 3.96%, 03/26/26(b)	17,270	17,166,176
Bunge Ltd. Finance Corp., 3.91%, 03/09/26(b)	7,580	7,548,811
Cabot Trail Funding LLC
3.75%, 03/09/26(b)	15,050	14,990,586
3.75%, 03/26/26(b)	14,710	14,626,099
Canadian Imperial Bank of Commerce, 3.70%, 02/12/26(b)	8,820	8,808,238
CDP Financial, Inc.
3.73%, 03/09/26(b)	32,000	31,874,368
3.74%, 09/15/26(b)	25,000	24,421,450
3.74%, 10/05/26(b)	20,000	19,497,478
Citigroup Global Markets, Inc., 3.75%, 03/20/26, (1-day SOFR + 0.30%)(a)(b)	5,680	5,681,492
Collateralized Commercial Paper V Co. LLC, 3.80%, 05/20/26, (1-day SOFR + 0.30%)(a)	29,720	29,720,000
Concord Minutemen Capital Co. LLC, 3.79%, 03/02/26(b)	13,620	13,575,659
Danske Bank A/S
3.77%, 05/15/26(b)	10,000	9,891,135
3.77%, 08/03/26(b)	20,500	20,110,391
3.77%, 10/30/26(b)	23,600	22,943,250
DNB Bank ASA
3.69%, 05/01/26(b)	22,485	22,277,189
3.72%, 10/05/26(b)	18,200	17,744,936
3.73%, 07/30/26(b)	20,000	19,631,808
Extra Space Storage LP
3.89%, 03/04/26(b)	16,910	16,849,904
3.89%, 03/12/26(b)	10,535	10,488,579
Glencore Funding LLC
3.92%, 02/17/26(b)	37,840	37,766,042
3.95%, 03/04/26(b)	28,920	28,815,764
GTA Funding LLC, 3.79%, 07/02/26(b)	15,570	15,323,309
Helvetica Funding Co. LLC, 3.76%, 04/28/26(b)	12,000	11,890,586
HSBC Bank PLC, 3.74%, 02/24/26, (1-day SOFR + 0.25%)(a)(b)	8,000	8,001,121
HSBC USA, Inc.
3.78%, 02/03/26(b)	23,000	22,990,351
3.86%, 08/14/26(b)	12,410	12,154,287
3.87%, 05/19/26(b)	47,700	47,148,030
3.87%, 06/09/26(b)	16,000	15,779,290
3.87%, 10/09/26(b)	5,500	5,355,009
3.87%, 11/05/26(b)	11,000	10,679,541
3.89%, 12/23/26(b)	13,990	13,512,958
Hyundai Capital America
3.74%, 02/02/26(b)	25,000	24,992,212
3.90%, 04/10/26(b)	4,740	4,704,347
ING U.S. Funding LLC
3.74%, 07/28/26(b)	20,000	19,634,940
3.98%, 10/06/26, (1-day SOFR + 0.30%)(a)(b)	16,660	16,660,756
Intrepid Funding Co. LLC, 3.77%, 04/30/26(b)	20,250	20,061,169
Ionic Funding LLC, 3.72%, 02/03/26	6,440	6,437,337
Korea Development Bank (The), 3.73%, 03/23/26	15,000	14,919,616
Lime Funding LLC, 3.69%, 02/05/26(b)	40,000	39,975,420
Lloyds Bank Corporate Markets PLC, 3.72%, 05/14/26	16,490	16,314,598
Lloyds Bank PLC
3.71%, 05/04/26	10,000	9,903,989

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Ultra Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
3.72%, 05/11/26	$27,000	$26,721,203
3.76%, 07/02/26	33,230	32,706,893
Macquarie Bank Ltd.
3.73%, 03/19/26(b)	6,560	6,527,550
3.74%, 04/30/26(b)	6,500	6,439,794
3.74%, 05/19/26(b)	6,250	6,179,948
3.78%, 07/20/26	4,750	4,666,203
3.79%, 09/17/26(b)	28,610	27,933,082
3.79%, 09/24/26(b)	24,000	23,415,242
Macquarie Group Ltd., 3.90%, 05/04/26	8,880	8,790,399
Mitsubishi HC Finance America LLC
3.93%, 03/16/26	15,970	15,891,846
3.93%, 03/23/26	12,990	12,916,586
MUFG Bank Ltd., 3.76%, 06/02/26	22,510	22,224,384
National Australia Bank Ltd., 3.74%, 03/17/26, (1-day SOFR + 0.25%)(a)(b)	16,190	16,193,207
National Bank of Canada
3.74%, 07/29/26(b)	15,500	15,215,575
3.74%, 08/03/26(b)	35,000	34,340,211
3.75%, 06/04/26(b)	32,670	32,250,282
4.02%, 01/13/27, (1-day SOFR + 0.35%)(a)(b)	9,950	9,953,751
4.06%, 12/29/26, (1-day SOFR + 0.40%)(a)(b)	35,810	35,824,869
National Bank of Kuwait/New York NY, 3.78%, 03/30/26(b)	34,000	33,790,485
Nationwide Building Society, 3.71%, 03/25/26(b)	13,050	12,977,690
NextEra Energy Capital Holdings, Inc., 3.88%, 03/05/26(b)	16,750	16,688,874
NTT Finance Americas, Inc., 3.85%, 02/25/26	17,565	17,516,319
Overwatch Bravo Funding LLC, 3.76%, 03/19/26(b)	13,250	13,183,962
Penske Truck Leasing Co. LP
3.87%, 02/02/26	20,095	20,088,523
4.06%, 03/27/26	8,350	8,297,603
Protective Life Short Term Funding LLC, 3.76%, 08/26/26(b)	8,250	8,074,587
Pure Grove Funding
3.70%, 02/09/26(b)	13,780	13,765,851
3.74%, 02/25/26(b)	17,050	17,004,122
3.77%, 09/10/26(b)	32,500	31,758,090
Reliance Funding Co. LLC
3.69%, 02/05/26(b)	29,040	29,022,155
3.79%, 04/21/26(b)	34,405	34,113,934
Ridgefield Funding Co. LLC, 3.74%, 02/27/26(b)	17,171	17,121,213
Royal Bank of Canada, 3.76%, 05/27/26(b)	15,000	14,818,918
Salisbury Receivables Co. LLC
3.71%, 02/11/26(b)	65,000	64,919,816
3.78%, 06/04/26(b)	11,250	11,104,427
Skandinaviska Enskilda Banken AB
3.72%, 05/27/26(b)	24,870	24,572,716
3.74%, 04/22/26, (1-day SOFR + 0.40%)(a)(b)	20,350	20,363,622
Telstra Group Ltd.
3.79%, 03/18/26(b)	25,830	25,702,710
4.00%, 04/30/26	12,210	12,088,968
Toronto-Dominion Bank/New York, 3.75%, 12/10/26(b)	8,830	8,550,276
Union Electric Co., 3.74%, 02/02/26	20,000	19,993,772
Verto Capital I Compartment A, 3.71%, 02/11/26(b)	18,000	17,977,795
Verto Capital I Compartment D, 3.71%, 02/13/26(b)	8,785	8,772,342
VW Credit, Inc.
3.85%, 02/19/26(b)	12,000	11,974,384
3.88%, 03/05/26(b)	21,130	21,052,890
3.89%, 03/20/26(b)	15,460	15,378,487
3.91%, 07/01/26(b)	10,310	10,142,464
Security	Par (000)	Value
Western Union Co.(The), 3.76%, 02/06/26	$14,000	$13,989,765
Westpac Banking Corp., 3.76%, 09/08/26(b)	37,040	36,204,607
Westpac Securities NZ Ltd.
3.74%, 10/27/26(b)	33,000	32,099,100
3.78%, 09/18/26(b)	18,700	18,257,231
Wisconsin Public Service Corp., 3.78%, 02/05/26	20,000	19,987,404
Total Commercial Paper — 28.6% (Cost: $1,979,685,053)		1,980,257,693
Corporate Bonds & Notes
Aerospace & Defense — 0.2%
General Dynamics Corp., 3.50%, 04/01/27	6,265	6,253,869
RTX Corp., 5.00%, 02/27/26	5,590	5,591,238
		11,845,107
Agriculture — 0.3%
Philip Morris International, Inc., 3.88%, 10/27/28(c)	21,960	21,931,533
Auto Manufacturers — 4.8%
American Honda Finance Corp.
4.31%, 05/21/26, (1-day SOFR + 0.55%)(a)	10,955	10,963,326
4.32%, 07/15/26, (1-day SOFR + 0.65%)(a)(c)	7,500	7,511,554
4.39%, 10/05/26, (1-day SOFR Index + 0.72%)(a)	10,000	10,026,200
4.40%, 10/05/26(c)	13,820	13,869,156
BMW U.S. Capital LLC
4.59%, 08/13/26, (1-day SOFR Index + 0.80%)(a)(b)	13,660	13,701,241
4.65%, 08/13/26(b)	5,695	5,717,025
Daimler Truck Finance North America LLC
4.15%, 01/12/29(b)	14,260	14,259,286
4.30%, 08/12/27(b)(c)	9,085	9,128,675
4.95%, 01/13/28(b)	8,705	8,840,711
5.00%, 01/15/27(b)	10,660	10,779,528
Hyundai Capital America
4.25%, 01/08/29(b)	26,475	26,530,941
4.30%, 09/24/27(b)(c)	13,825	13,862,965
4.71%, 09/24/27, (1-day SOFR + 1.03%)(a)(b)	13,825	13,886,831
4.80%, 06/23/27, (1-day SOFR + 1.12%)(a)(b)(c)	15,375	15,487,771
4.85%, 03/25/27(b)(c)	14,215	14,341,904
5.25%, 01/08/27(b)	12,500	12,651,309
5.45%, 06/24/26(b)	8,765	8,814,939
5.95%, 09/21/26(b)(c)	15,400	15,589,593
Mercedes-Benz Finance North America LLC, 4.88%, 07/31/26(b)(c)	13,690	13,759,802
Toyota Motor Credit Corp.
4.12%, 04/10/26, (1-day SOFR Index + 0.45%)(a)	13,670	13,677,792
4.35%, 10/08/27	13,670	13,803,106
5.20%, 05/15/26	13,955	14,012,182
Series B, 3.75%, 01/12/28	20,000	20,007,002
Volkswagen Group of America Finance LLC
4.45%, 09/11/27(b)	18,010	18,067,527
4.51%, 03/20/26, (1-day SOFR + 0.83%)(a)(b)	14,160	14,166,553
		333,456,919
Banks — 11.4%
ANZ New Zealand International Ltd., 4.00%, 01/22/29(b)	9,830	9,838,989
ASB Bank Ltd., 5.35%, 06/15/26(b)(c)	13,000	13,066,345
Australia & New Zealand Banking Group Ltd./New York
4.75%, 01/18/27	15,240	15,380,701
Series A, 3.92%, 12/08/28	11,715	11,755,858

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Ultra Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of New York Mellon Corp. (The), 4.44%, 06/09/28, (1-day SOFR + 0.68%)(a)	$5,610	$5,652,011
Banque Federative du Credit Mutuel SA, 5.09%, 01/23/27(b)	15,260	15,441,000
BPCE SA, 5.20%, 01/18/27(b)	9,455	9,576,806
Citibank N.A.
4.52%, 08/06/26, (1-day SOFR + 0.71%)(a)(c)	8,400	8,416,884
5.49%, 12/04/26	15,380	15,576,211
Commonwealth Bank of Australia, 4.20%, 11/27/26, (1-day SOFR + 0.46%)(a)(b)	13,900	13,946,351
Commonwealth Bank of Australia/New York, 4.42%, 03/14/28	14,015	14,209,964
Cooperatieve Rabobank UA/New York
4.37%, 05/27/27	45,780	46,153,813
4.88%, 01/21/28(c)	26,305	26,885,551
Goldman Sachs Bank USA/New York
4.45%, 03/18/27, (1-day SOFR + 0.77%)(a)	14,180	14,189,237
5.28%, 03/18/27, (1-day SOFR + 0.78%)(a)	14,180	14,201,657
Goldman Sachs Group, Inc. (The), 4.15%, 01/21/29, (1-day SOFR + 0.71%)(a)	17,000	17,011,802
JPMorgan Chase & Co., 1.58%, 04/22/27, (1-day SOFR + 0.89%)(a)	26,260	26,119,868
JPMorgan Chase Bank N.A., 5.11%, 12/08/26	12,000	12,127,935
Macquarie Bank Ltd.
3.92%, 02/03/28(b)	25,970	26,020,329
5.39%, 12/07/26(b)(c)	6,210	6,291,843
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR +0.78%)(a)	26,465	26,538,549
4.47%, 07/06/28, (1-day SOFR + 0.77%)(a)	4,710	4,740,071
National Australia Bank Ltd., 4.20%, 03/06/28, (1-day SOFR + 0.50%)(a)(b)	13,400	13,418,763
National Australia Bank Ltd./New York, 4.31%, 06/13/28(c)	12,095	12,232,245
National Securities Clearing Corp., 4.35%, 05/20/27(b)	26,590	26,786,095
NatWest Markets PLC
4.17%, 11/06/28(b)	32,250	32,335,581
4.79%, 03/21/28(b)	22,400	22,766,402
Nordea Bank Abp, 4.38%, 03/17/28, (1-day SOFR + 0.70%)(a)(b)	11,765	11,825,210
PNC Bank N.A., 4.54%, 05/13/27, (1-day SOFR + 0.63%)(a)	22,560	22,590,000
PNC Financial Services Group, Inc. (The), 4.08%, 01/26/29, (1-day SOFR + 0.61%)(a)	23,950	23,983,744
Skandinaviska Enskilda Banken AB, 4.38%, 06/02/28(b)(c)	30,540	30,881,934
State Street Bank & Trust Co., 4.22%, 11/25/26, (1-day SOFR + 0.46%)(a)(c)	5,720	5,732,011
Sumitomo Mitsui Financial Group, Inc., 4.11%, 01/15/29	12,965	12,968,554
Sumitomo Mitsui Trust Bank Ltd.
4.45%, 09/10/27(b)	13,820	13,937,739
5.65%, 09/14/26(b)(c)	12,000	12,123,825
Svenska Handelsbanken AB, 4.38%, 05/23/28(b)	12,460	12,600,189
Truist Bank
4.42%, 07/24/28, (1-day SOFR + 0.77%)(a)	36,315	36,518,378
Series I, 4.14%, 01/27/29, (1-day SOFR + 0.66%)(a)	12,430	12,444,067
UBS AG/Stamford CT
4.86%, 01/10/28, (1-day SOFR + 0.72%)(a)(c)	16,755	16,901,225
Security	Par (000)	Value
Banks (continued)
Series ., 4.28%, 05/17/27, (1-day SOFR + 0.500%)(a)	$49,020	$49,082,201
United Overseas Bank Ltd., 4.25%, 04/02/28, (1-day SOFR Index + 0.58%)(a)(b)(c)	14,125	14,163,420
Wells Fargo & Co.
4.45%, 01/24/28, (1-day SOFR + 0.78%)(a)	13,160	13,193,718
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.78%)(a)	9,200	9,277,697
Westpac Banking Corp., 4.20%, 03/06/28, (1-day SOFR + 0.50%)(a)(b)	13,570	13,592,198
Westpac New Zealand Ltd., 4.13%, 01/29/29(b)	12,155	12,192,147
		784,689,118
Commercial Services — 0.2%
PayPal Holdings, Inc.
4.38%, 03/06/28, (1-day SOFR + 0.67%)(a)(c)	10,625	10,657,134
4.45%, 03/06/28	6,610	6,680,694
		17,337,828
Computers — 0.5%
Accenture Capital, Inc., 3.90%, 10/04/27	9,390	9,431,422
International Business Machines Corp., 3.30%, 05/15/26(c)	27,435	27,397,446
		36,828,868
Distribution & Wholesale — 0.1%
Mitsubishi Corp., 4.00%, 09/09/28(b)	5,660	5,654,876
Diversified Financial Services — 1.9%
American Express Co., 4.42%, 04/23/27, (1-day SOFR + 0.75%)(a)	13,960	13,967,210
CDP Financial, Inc., 4.50%, 02/13/26(b)	9,219	9,220,714
Equitable America Global Funding
3.95%, 09/15/27(b)	4,530	4,523,304
4.30%, 12/15/28(b)	46,820	47,020,546
4.39%, 09/15/27, (1-day SOFR + 0.71%)(a)(b)	16,395	16,420,822
4.65%, 06/09/28(b)	22,850	23,115,205
USAA Capital Corp., 4.38%, 06/01/28(b)	15,395	15,570,635
		129,838,436
Electric — 1.0%
DTE Electric Co., 4.25%, 05/14/27	1,880	1,893,277
Florida Power & Light Co., 4.45%, 05/15/26	7,965	7,977,067
National Rural Utilities Cooperative Finance Corp.
3.95%, 12/10/27	13,545	13,575,287
4.00%, 10/30/26, (1-day SOFR + 0.33%)(a)(c)	16,125	16,145,477
4.75%, 02/07/28	6,125	6,218,129
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27	9,825	9,937,419
4.85%, 02/04/28(c)	10,270	10,452,970
		66,199,626
Electronics — 0.7%
Amphenol Corp.
3.80%, 11/15/27	27,270	27,256,677
4.33%, 11/15/27, (1-day SOFR + 0.53%)(a)	10,795	10,821,415
4.75%, 03/30/26	2,840	2,843,739
5.05%, 04/05/27	5,800	5,877,351
		46,799,182
Environmental Control — 0.1%
Waste Management, Inc., 4.95%, 07/03/27(c)	9,390	9,542,182
Food — 0.3%
Mars, Inc., 4.45%, 03/01/27(b)	17,705	17,834,966

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Ultra Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products — 0.5%
Stryker Corp., 4.55%, 02/10/27	$26,280	$26,477,328
Thermo Fisher Scientific, Inc., 5.00%, 12/05/26(c)	10,000	10,095,879
		36,573,207
Health Care - Services — 0.2%
Roche Holdings, Inc., 5.27%, 11/13/26(b)	13,170	13,305,921
UnitedHealth Group, Inc., 4.75%, 07/15/26	3,995	4,009,752
		17,315,673
Insurance — 4.7%
Athene Global Funding
4.42%, 07/16/26, (1-day SOFR Index + 0.75%)(a)(b)	18,505	18,528,811
4.49%, 08/10/26, (1-day SOFR + 0.68%)(a)(b)(c)	7,190	7,197,498
4.66%, 03/06/28, (1-day SOFR Index + 0.95%)(a)(b)(c)	48,025	48,247,097
4.83%, 05/09/28(b)	52,090	52,666,985
MassMutual Global Funding II
4.30%, 10/22/27(b)(c)	9,274	9,343,293
4.45%, 03/27/28(b)(c)	28,446	28,766,813
4.65%, 07/10/26, (1-day SOFR + 0.98%)(a)(b)	15,252	15,305,054
Metropolitan Life Global Funding I, 4.15%, 08/25/28(b)	6,820	6,851,258
Northwestern Mutual Global Funding
4.13%, 08/25/28(b)(c)	7,580	7,615,859
4.49%, 03/21/28(b)	20,970	21,218,031
Pacific Life Global Funding II, 4.31%, 02/04/27, (1-day SOFR + 0.48%)(a)(b)(c)	23,140	23,176,559
Pricoa Global Funding I, 4.40%, 08/27/27(b)(c)	8,500	8,575,881
Principal Life Global Funding II
1.50%, 11/17/26(b)	9,750	9,570,845
4.25%, 08/18/28(b)	6,315	6,335,342
4.60%, 08/19/27(b)	13,570	13,701,786
Protective Life Global Funding
4.54%, 09/11/28, (1-day SOFR + 0.85%)(a)(b)(c)	30,000	30,096,425
4.99%, 01/12/27(b)(c)	15,250	15,427,156
		322,624,693
Internet — 0.2%
Amazon.com, Inc., 3.90%, 11/20/28	11,515	11,556,228
Lodging — 0.2%
Marriott International, Inc./MD, 4.20%, 07/15/27	16,290	16,344,023
Machinery — 1.1%
Caterpillar Financial Services Corp.
4.05%, 01/07/27, (1-day SOFR + 0.38%)(a)(c)	10,545	10,567,475
4.35%, 05/15/26	15,800	15,826,927
4.50%, 01/07/27	13,130	13,229,022
John Deere Capital Corp.
4.20%, 07/15/27(c)	5,820	5,864,684
4.50%, 01/08/27	13,130	13,232,584
Series I, 4.08%, 01/07/28, (1-day SOFR + 0.40%)(a)	16,400	16,434,108
		75,154,800
Manufacturing — 0.5%
Siemens Funding BV, 4.35%, 05/26/28(b)(c)	37,720	38,144,294
Mining — 0.2%
Rio Tinto Finance USA PLC
4.38%, 03/12/27(c)	5,585	5,624,177
4.52%, 03/14/28, (1-day SOFR Index + 0.84%)(a)(c)	7,450	7,510,847
		13,135,024
Security	Par (000)	Value
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., 4.26%, 02/20/26, (1-day SOFR + 0.49%)(a)(c)	$8,820	$8,821,115
Pfizer, Inc., 3.88%, 11/15/27	5,970	5,990,045
		14,811,160
Retail — 1.0%
Home Depot, Inc. (The), 5.15%, 06/25/26(c)	12,655	12,726,017
Lower Colorado River Authority, 3.95%, 10/15/27	31,940	32,017,926
Lowe's Companies, Inc., 4.80%, 04/01/26(c)	6,660	6,666,344
Starbucks Corp., 4.85%, 02/08/27	14,940	15,073,766
		66,484,053
Semiconductors — 0.2%
Advanced Micro Devices, Inc., 4.21%, 09/24/26	14,045	14,086,401
Software — 0.2%
Intuit, Inc., 5.25%, 09/15/26(c)	11,165	11,244,286
Telecommunications — 0.7%
NBN Co. Ltd., 4.00%, 10/01/27(b)(c)	27,660	27,686,970
NTT Finance Corp., 4.57%, 07/16/27(b)	15,670	15,806,552
Verizon Communications, Inc., 4.13%, 03/16/27(c)	6,218	6,237,278
		49,730,800
Total Corporate Bonds & Notes — 31.4% (Cost: $2,156,242,647)		2,169,163,283
Municipal Debt Obligations
New York — 0.2%
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.48%, 05/01/27	1,670	1,684,279
4.51%, 11/01/26	14,325	14,408,254
Taxable Municipal Funding Trust RB, VRDN, 3.97%, 03/07/26(b)(d)	840	840,000
		16,932,533
Total Municipal Debt Obligations — 0.2% (Cost $16,835,000)		16,932,533
Repurchase Agreements(e)
Bank of America Securities Inc., 4.16%, 11/01/25 (Purchased on 10/30/25 to be repurchased at $54,756,327, collateralized by non-agency mortgage-backed security, 2.34% to 7.93%, due 02/25/34 to 08/25/56, par and fair value of $68,020,314 and $58,582,500, respectively)	54,750	54,750,000
Bank of America Securities Inc., 4.37%, 11/1/25 (Purchased on 10/31/25 to be repurchased at $19,002,306, collateralized by non-agency mortgage-backed security, 3.65% to 10.84%, due 07/07/27 to 12/15/44, par and fair value of $34,972,077 and $20,716,541, respectively)	19,000	19,000,000
BNP Paribas., 4.41%, 11/01/25 (Purchased on 10/31/25 to be repurchased at $46,755,727, collateralized by non-agency mortgage-backed security, 0.00% to 9.75%, due 11/15/25 to 1/15/84, par and fair value of $49,438,006 and $50,721,610, respectively)	46,750	46,750,000

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Ultra Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Citigroup Global Markets Inc, 4.35%, 11/01/25 (Purchased on 10/30/25 to be repurchased at $96,011,600, collateralized by non-agency mortgage-backed security, 0.90% to 6.89%, due 11/15/28 to 07/25/69, par and fair value of $169,575,172 and $110,400,001, respectively).	$96,000	$96,000,000
Citigroup Global Markets Inc, 4.37%, 11/01/25 (Purchased on 10/31/25 to be repurchased at $12,001,457, collateralized by non-agency mortgage-backed security, 3.50% to 6.89%, due 11/05/28 to 07/25/69, par and fair value of $18,120,123 and $13,800,715, respectively).	12,000	12,000,000
Duetsche Bank Securities, 4.32%, 11/1/25 (Purchased on 10/30/25 to be repurchased at $30,003,600, collateralized by non-agency mortgage-backed security, 2.50% to 11.78%, due 05/15/26 to 01/15/84, par and fair value of $32,739,000 and $32,013,468, respectively)	30,000	30,000,000
Goldman Sachs & Co. LLC, 4.56%, 11/01/25 (Purchased on 10/31/25 to be repurchased at $90,011,400, collateralized by U.S. Government Agency and non-agency mortgage-backed security, 1.48% to 7.25%, due 07/15/27 to 12/31/79, par and fair value of $149,437,921 and $94,584,565, respectively)	90,000	90,000,000
Mizuho Securities USA Inc., 4.32%, 11/01/25 (Purchased on 10/31/25 to be repurchased at $6,000,720, collateralized by non-agency mortgage-backed security, 2.53% to 5.32%, due 01/18/28 to 04/20/33, par and fair value of $6,681,592 and $6,300,001, respectively)	6,000	6,000,000
Mizuho Securities USA Inc., 4.42%, 11/01/25 (Purchased on 10/31/25 to be repurchased at $120,014,733, collateralized by non-agency mortgage-backed security, 2.65% to 9.68%, due 2/15/29 to 11/20/51, par and fair value of $143,554,289 and $129,606,610, respectively).	120,000	120,000,000
Morgan Stanley and Co LLC., 4.59%, 11/01/25 (Purchased on 10/31/25 to be repurchased at $35,004,463, collateralized by non-agency mortgage-backed security, 4.21% to 12.04%, due 09/17/29 to 03/25/70, par and fair value of $97,015,544 and $39,924,168, respectively)	35,000	35,000,000
Wells Fargo Securities, 4.46%, 11/1/25 (Purchased on 10/31/25 to be repurchased at $90,011,150, collateralized by non-agency mortgage-backed security, 5.50% to 6.70%, due 02/10/36 to 09/25/70, par and fair value of $118,059,721 and $97,490,741, respectively)	90,000	90,000,000
Total Repurchase Agreements — 8.7% (Cost: $599,500,000)		599,500,000
Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 2.2%
U.S. Treasury Note/Bond
1.63%, 02/15/26	$11,860	$11,851,114
3.50%, 09/30/26	13,825	13,815,387
3.75%, 08/31/26(c)	27,420	27,437,566
3.88%, 03/31/27	30,000	30,111,328
3.88%, 05/31/27	25,000	25,108,398
4.13%, 10/31/26	41,195	41,336,930
Total U.S. Government Obligations — 2.2% (Cost: $148,992,944)		149,660,723
	Shares
Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(f)(g)(h)	91,082,172	91,127,713
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(f)(g)	820,000	820,000
Total Money Market Funds — 1.3% (Cost: $91,924,665)		91,947,713
Total Investments — 100.9% (Cost: $6,955,515,487)		6,972,146,534
Liabilities in Excess of Other Assets — (0.9)%		(62,352,422)
Net Assets — 100.0%		$6,909,794,112

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(e)	Maturity date represents next reset date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Ultra Short Duration Bond Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%	$56,472,908	$34,653,017 (a)	$—	$2,899	$(1,111)	$91,127,713	91,082,172	$46,314 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%	—	820,000 (a)	—	—	—	820,000	820,000	45,189	—
				$2,899	$(1,111)	$91,947,713		$91,503	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Asset-Backed Securities	$—	$723,318,886	$—	$723,318,886
Certificates of Deposit	—	1,241,365,703	—	1,241,365,703
Commercial Paper	—	1,980,257,693	—	1,980,257,693
Corporate Bonds & Notes	—	2,169,163,283	—	2,169,163,283
Municipal Debt Obligations	—	16,932,533	—	16,932,533
Repurchase Agreements	—	599,500,000	—	599,500,000
U.S. Government & Agency Obligations	—	149,660,723	—	149,660,723
Money Market Funds	91,947,713	—	—	91,947,713
	$91,947,713	$6,880,198,821	$—	$6,972,146,534

Portfolio Abbreviation
RB	Revenue Bonds
SOFR	Secured Overnight Financing Rate